Average Annual Total Returns - Voya Target Retirement 2030 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2030 Index 1 Yr		Class A S&P Target Date 2030 Index 5 Yrs		Class A S&P Target Date 2030 Index 10 Yrs	Class A S&P Target Date 2030 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2030 Index 1 Yr		Class I S&P Target Date 2030 Index 5 Yrs		Class I S&P Target Date 2030 Index 10 Yrs	Class I S&P Target Date 2030 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2030 Index 1 Yr		Class R S&P Target Date 2030 Index 5 Yrs		Class R S&P Target Date 2030 Index 10 Yrs	Class R S&P Target Date 2030 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2030 Index 1 Yr		Class R6 S&P Target Date 2030 Index 5 Yrs		Class R6 S&P Target Date 2030 Index 10 Yrs	Class R6 S&P Target Date 2030 Index Since Inception
Total	7.64%	8.45%		8.09%	Dec. 21, 2015	11.91%	[1]	9.78%	[1]	[1]	8.95%	[1]	14.48%	10.04%		9.16%	Dec. 20, 2012	12.78%	8.61%		7.57%	8.59%	7.45%		6.74%	11.91%	[1]	9.78%	[1]	[1]	8.95%	[1]	13.95%	9.50%		8.62%	Jun. 01, 2018	11.91%	[1]	9.78%	[1]	[1]	8.95%	[1]	14.60%	10.07%		9.19%	Dec. 21, 2015	11.91%	[1]	9.78%	[1]	[1]	8.95%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.